Number of Employees - Additional Information (Detail)	Dec. 31, 2017 Employees	Dec. 31, 2016 Employees	Dec. 31, 2015 Employees
Disclosure of number of employees [line items]
Number of employees employed	28,318	29,380	31,530
Aegon N.V [member]
Disclosure of number of employees [line items]
Number of employees employed	0	0